INVESTMENTS - Fair Value of the Equity Method Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning balance	$ 2,341	$ 2,327
Acquisition of Equity Method Investment	(173)
Consolidation of Equity Method Investment	(2,252)
Gain (Loss) on Equity Method Investments	84	14
Ending balance	0	2,341
5042 Real Estate Investment, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning balance	2,165	1,971
Acquisition of Equity Method Investment	0
Consolidation of Equity Method Investment	(2,252)
Gain (Loss) on Equity Method Investments	87	194
Ending balance	0	2,165
Reeform, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning balance	0	164
Acquisition of Equity Method Investment	0
Consolidation of Equity Method Investment	0
Gain (Loss) on Equity Method Investments	0	(164)
Ending balance	0	0
Lompoc TIC, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning balance	176	192
Acquisition of Equity Method Investment	(173)
Consolidation of Equity Method Investment	0
Gain (Loss) on Equity Method Investments	(3)	(16)
Ending balance	$ 0	$ 176